Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Accrual for Environmental Loss Contingencies	$ 5,055
Operating Leases, Future Minimum Payments Due, Next Twelve Months	39,491
Operating Leases, Future Minimum Payments, Due in Two Years	33,376
Operating Leases, Future Minimum Payments, Due in Three Years	27,906
Operating Leases, Future Minimum Payments, Due in Four Years	23,471
Operating Leases, Future Minimum Payments, Due in Five Years	14,578
Operating Leases, Future Minimum Payments, Due Thereafter	34,298
Operating Leases, Future Minimum Payments Due	173,120
Operating Leases, Rent Expense	$ 41,829	$ 34,327	$ 40,298